Employee Stock Incentive Plans - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized	[1]	₨ 5,542	₨ 5,590	₨ 3,958
Employee restricted stock unit option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description		one to three years
Weighted average grant date fair value of options		₨ 454.58	₨ 387.67	₨ 422.37
Weighted average share price of options exercised		₨ 389.52	₨ 422.87	₨ 421.06
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held by Wipro equity reward trust		11,905,480	5,952,740	9,895,836	14,689,729

[1]	Includes ₹ (11), ₹ 6 and ₹ (9) for the years ended March 31, 2023, 2024 and 2025, respectively, towards cash settled ADS RSUs.